Business Segment Information (Reconciliation of Total Net Business Profits under Internal Management Reporting Systems to Income Before Income Tax Expense on Consolidated Statements of Income) (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net business profits (losses) + Net gains (losses) related to ETFs and others		¥ 853,200	¥ 799,800	¥ 672,600
Adjustment to reconcile management reporting to Japanese GAAP:
General and administrative expenses: non-allocated gains (losses), net		33,700	6,300	46,300
Expenses related to portfolio problems (including reversal of (provision for) general reserve for losses on loans)		(255,900)	(209,900)	(183,300)
Gains on reversal of reserves for possible losses on loans, and others		20,800	4,900	11,600
Net gains (losses) related to stocks—Net gains (losses) related to ETFs and others		(45,800)	10,100	126,600
Net extraordinary gains (losses)		44,000	115,900	(19,200)
Others		(46,100)	(74,900)	(35,900)
Income before income tax expense under Japanese GAAP		603,900	652,200	618,700
Adjustment to reconcile Japanese GAAP to U.S. GAAP:
Derivative financial instruments and hedging activities		(124,000)	(86,400)	111,200
Investments		(600,100)	523,500	(480,900)
Loans		(18,300)	(16,900)	(3,000)
Allowances for credit losses	[1]	51,500	83,300	700
Premises and equipment		(68,500)	(56,500)	(96,100)
Land revaluation		6,400	6,400	2,100
Business combinations		6,900	(1,000)	6,000
Pension liabilities		(94,400)	(153,200)	(56,700)
Consolidation of variable interest entities		42,300	104,600	39,300
Foreign currency translation		(51,000)	(31,500)	17,300
Others		2,800	4,300	(5,100)
Income (loss) before income tax expense		¥ (242,488)	¥ 1,028,764	¥ 153,490

[1]	The MHFG Group adopted ASU No.2016-13, 2019-04, 2019-05, and 2019-11 on April 1, 2020. Allowances for credit losses for the fiscal year ended March 31, 2021 substitute allowances for loan losses and off-balance-sheet instruments for the fiscal years ended March 31, 2020.